AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Platform	Original Acquisition Date	Principal Amount	Cost	Market Value
WHOLE LOANS - 38.6%
Consumer Loans - 38.6% (a)
150924863, 17.97%, 05/03/24	LendingClub	01/16/20	$ 14,219	$ 12,721	$ 11,629
151832216, 13.90%, 05/17/24	LendingClub	01/16/20	23,519	21,542	17,905
155843196, 15.24%, 07/26/24	LendingClub	01/16/20	17,331	16,525	13,229
160708165, 16.12%, 11/15/24	LendingClub	02/19/20	13,803	12,975	12,773
161440596, 18.62%, 11/07/22	LendingClub	02/26/20	4,274	3,868	3,965
161523634, 17.74%, 11/08/22	LendingClub	03/04/20	11,824	11,159	11,097
161565701, 18.62%, 11/08/24	LendingClub	02/19/20	10,176	9,311	9,157
161586562, 20.55%, 11/08/24	LendingClub	02/20/20	9,693	8,821	7,753
161657418, 18.62%, 11/12/24	LendingClub	02/19/20	13,876	12,835	12,503
161704640, 18.62%, 11/12/24	LendingClub	02/20/20	18,502	16,929	16,671
161741565, 16.95%, 11/15/24	LendingClub	02/19/20	18,437	17,423	17,064
161894133, 15.24%, 11/14/22	LendingClub	03/04/20	7,376	6,933	6,961
161908462, 17.74%, 11/15/24	LendingClub	02/19/20	13,851	13,020	12,821
162146209, 23.05%, 12/20/24	LendingClub	01/16/20	16,979	15,991	15,375
163119812, 16.95%, 12/13/24	LendingClub	01/16/20	14,890	14,331	13,833
163795041, 12.40%, 01/23/25	LendingClub	02/24/20	6,602	6,371	5,232
163899498, 11.71%, 12/31/22	LendingClub	01/16/20	4,282	4,131	4,073
164519373, 7.56%, 01/28/23	LendingClub	05/22/20	10,491	9,757	10,205
164775194, 11.02%, 01/28/25	LendingClub	02/19/20	18,720	18,018	17,560
164938162, 14.30%, 01/28/25	LendingClub	02/13/20	11,575	11,083	10,768
165030896, 16.12%, 01/28/25	LendingClub	02/13/20	847	811	844
165272177, 11.02%, 01/28/25	LendingClub	02/13/20	9,734	9,406	9,131
165285975, 28.80%, 02/04/25	LendingClub	02/19/20	14,405	13,451	13,414
165469407, 10.33%, 01/28/25	LendingClub	02/14/20	13,158	12,698	12,341
165594779, 10.33%, 01/28/25	LendingClub	02/18/20	11,846	11,432	8,324
165603303, 20.55%, 02/04/25	LendingClub	02/14/20	3,594	3,383	3,363
165621706, 10.33%, 01/28/25	LendingClub	02/19/20	1,755	1,691	1,745
165751196, 6.46%, 02/03/23	LendingClub	03/05/20	5,756	5,526	5,617
165836606, 20.55%, 01/31/25	LendingClub	02/14/20	9,493	8,936	8,585
165836621, 8.81%, 02/04/23	LendingClub	05/04/20	16,253	14,953	15,830
165876958, 8.19%, 02/28/23	LendingClub	06/15/20	10,807	9,780	10,518
166645557, 17.74%, 02/14/23	LendingClub	03/05/20	13,697	12,841	12,950
167395749, 8.81%, 03/13/23	LendingClub	06/12/20	3,705	3,446	3,606
167459197, 7.02%, 02/27/23	LendingClub	06/12/20	6,293	5,726	6,124
167494291, 7.02%, 02/28/23	LendingClub	06/12/20	5,394	5,016	5,250
167494635, 7.02%, 03/09/23	LendingClub	06/12/20	12,942	11,777	12,592
167857537, 8.81%, 03/09/23	LendingClub	06/12/20	8,832	8,214	8,593
167903543, 7.02%, 03/06/23	LendingClub	06/15/20	4,622	4,183	4,497
167943866, 8.19%, 03/09/23	LendingClub	06/29/20	2,246	2,089	2,185
168011340, 8.19%, 03/09/23	LendingClub	06/15/20	4,837	4,377	4,706
168183156, 7.56%, 03/11/23	LendingClub	06/12/20	5,828	5,420	5,670
168200504, 6.46%, 03/13/23	LendingClub	06/12/20	8,790	8,175	8,565
168230572, 8.81%, 03/12/23	LendingClub	06/12/20	1,296	1,205	1,278
168306633, 8.81%, 03/16/23	LendingClub	06/15/20	9,165	8,477	8,921
163208217, 30.99%, 01/16/23	LendingClub	01/30/20	3,820	3,820	3,619
163883960, 20.87%, 01/17/23	LendingClub	01/30/20	17,190	17,190	16,367
164014273, 26.99%, 01/17/23	LendingClub	01/30/20	10,578	10,578	9,965
164093899, 30.99%, 01/13/23	LendingClub	01/30/20	9,652	9,652	9,728
164149433, 26.99%, 01/15/25	LendingClub	01/30/20	24,000	24,000	21,602
164176192, 29.96%, 01/17/23	LendingClub	01/30/20	4,541	4,541	4,302
164233307, 30.99%, 01/13/23	LendingClub	01/30/20	22,740	22,740	21,536
164330418, 18.17%, 01/17/25	LendingClub	01/30/20	14,200	14,200	13,697
164363032, 29.41%, 01/16/23	LendingClub	01/30/20	10,890	10,890	10,317
164446126, 30.99%, 01/13/23	LendingClub	01/30/20	7,252	7,252	6,932
164453124, 21.59%, 01/15/23	LendingClub	01/30/20	1,076	1,076	1,024
164454862, 23.31%, 01/14/23	LendingClub	01/30/20	8,989	8,989	8,557
164549323, 25.21%, 01/14/23	LendingClub	01/30/20	5,442	5,442	5,170
164570836, 23.31%, 01/13/25	LendingClub	01/30/20	9,726	9,726	8,171
164606713, 22.33%, 01/14/23	LendingClub	01/30/20	9,035	9,035	8,665
164614523, 30.99%, 01/16/23	LendingClub	01/30/20	1,819	1,819	1,723
164641464, 19.99%, 01/16/23	LendingClub	01/30/20	3,129	3,129	2,979
164689574, 29.41%, 01/16/23	LendingClub	01/30/20	4,824	4,824	4,961
164717993, 30.99%, 01/13/23	LendingClub	01/30/20	4,736	4,736	4,677
164718100, 30.99%, 01/13/23	LendingClub	01/30/20	4,203	4,203	4,183
164723963, 30.99%, 01/13/23	LendingClub	01/30/20	3,525	3,525	3,338
164756845, 21.59%, 01/13/23	LendingClub	01/30/20	8,964	8,964	8,533
164764010, 30.99%, 01/13/23	LendingClub	01/30/20	4,548	4,548	4,307
164769043, 25.21%, 01/14/23	LendingClub	01/30/20	3,027	3,027	2,834
164779421, 28.55%, 01/13/23	LendingClub	01/30/20	7,217	7,217	6,841
164791937, 29.41%, 01/14/25	LendingClub	01/30/20	24,813	24,813	23,804
164816238, 30.99%, 01/13/23	LendingClub	01/30/20	24,285	24,285	24,722
164816754, 26.19%, 01/13/23	LendingClub	01/30/20	3,070	3,070	2,892
164817259, 23.31%, 01/16/23	LendingClub	01/30/20	4,503	4,503	3,674
164836972, 17.29%, 01/13/23	LendingClub	01/30/20	3,738	3,738	3,633
164848741, 30.99%, 01/14/23	LendingClub	01/30/20	5,458	5,458	5,169
164851272, 30.99%, 01/22/23	LendingClub	01/30/20	13,001	13,001	10,575
164851627, 30.99%, 01/13/23	LendingClub	01/30/20	8,748	8,748	8,303
164858766, 30.99%, 01/14/23	LendingClub	01/30/20	14,554	14,553	13,784
164871738, 21.59%, 01/14/23	LendingClub	01/30/20	4,034	4,034	3,840
164873178, 30.99%, 01/16/23	LendingClub	01/30/20	2,911	2,911	2,757
164896304, 27.96%, 01/15/23	LendingClub	01/30/20	1,354	1,354	1,274
164901199, 26.19%, 01/15/23	LendingClub	01/30/20	13,474	13,474	12,794
164910862, 27.96%, 01/15/23	LendingClub	01/30/20	2,739	2,739	2,580
164916212, 30.99%, 01/15/23	LendingClub	01/30/20	6,367	6,367	6,031
164947338, 30.99%, 01/15/23	LendingClub	01/30/20	3,047	3,047	2,886
164947800, 30.99%, 01/15/23	LendingClub	01/30/20	2,820	2,820	2,671
164951573, 21.59%, 01/15/23	LendingClub	01/30/20	1,793	1,793	1,707
164952374, 26.19%, 01/15/23	LendingClub	01/30/20	9,030	9,030	8,506
164965781, 30.99%, 01/15/23	LendingClub	01/30/20	7,095	7,095	6,720
164970563, 20.87%, 01/15/23	LendingClub	01/30/20	5,755	5,755	4,969
164973244, 26.99%, 01/17/23	LendingClub	01/30/20	17,959	17,959	16,935
164985845, 30.99%, 01/16/23	LendingClub	01/30/20	13,644	13,644	12,925
164992043, 29.67%, 01/16/23	LendingClub	01/30/20	4,539	4,539	4,300
164993830, 17.29%, 01/16/23	LendingClub	01/30/20	2,670	2,670	2,595
165027782, 30.99%, 01/17/23	LendingClub	01/30/20	4,548	4,548	4,309
165055308, 29.96%, 01/17/23	LendingClub	01/30/20	4,569	4,569	4,352
165058585, 30.99%, 01/17/23	LendingClub	01/30/20	14,478	14,478	14,876
165289957, 30.99%, 01/21/23	LendingClub	01/30/20	6,367	6,367	6,034
165329681, 21.59%, 01/22/23	LendingClub	01/30/20	13,450	13,450	12,862
165348300, 19.99%, 01/22/23	LendingClub	01/30/20	7,228	7,228	6,198
165446373, 17.29%, 01/24/23	LendingClub	01/30/20	6,603	6,603	6,428
Total Whole Loans				880,523	844,356

BRIDGE LOANS - 46.2%
Real Estate Loans - 46.2% (a)(b)
184333436, 9.00%, 01/01/21	Patch of Land	01/02/20	25,000	25,000	24,643
184333601, 9.00%, 02/01/21	Patch of Land	01/16/20	24,268	24,268	23,928
184333602, 9.00%, 01/01/21	Patch of Land	01/16/20	25,000	25,000	24,649
184333760, 9.00%, 02/01/21	Patch of Land	01/27/20	25,000	25,000	24,655
184333907, 8.75%, 02/01/21	Patch of Land	02/10/20	20,000	20,000	19,739
184333908, 9.00%, 02/01/21	Patch of Land	02/10/20	15,000	15,000	14,800
184333922, 8.50%, 03/01/21	Patch of Land	02/11/20	20,000	20,000	19,745
184333923, 8.50%, 01/01/21	Patch of Land	02/11/20	25,000	25,000	24,681
184333924, 9.20%, 02/01/21	Patch of Land	02/11/20	25,000	25,000	24,662
184333925, 9.00%, 02/01/21	Patch of Land	02/11/20	25,000	25,000	24,667
184333926, 9.20%, 02/01/21	Patch of Land	02/11/20	25,000	25,000	24,662
184333928, 9.00%, 03/01/21	Patch of Land	02/11/20	25,000	25,000	24,667
184333968, 9.20%, 02/01/21	Patch of Land	02/14/20	25,000	25,000	24,664
184333990, 9.00%, 02/01/21	Patch of Land	02/19/20	30,000	30,000	29,606
184334008, 7.50%, 03/01/21	Patch of Land	02/24/20	30,000	30,000	29,658
184334020, 8.00%, 03/01/21	Patch of Land	02/27/20	30,000	30,000	29,643
184334313, 11.00%, 12/01/20	Patch of Land	05/05/20	10,299	10,298	10,263
184334317, 12.00%, 01/01/21	Patch of Land	05/07/20	30,000	30,000	29,874
184334356, 12.00%, 02/01/21	Patch of Land	05/13/20	30,000	30,000	29,886
184334431, 10.50%, 04/01/21	Patch of Land	05/26/20	9,000	9,000	8,982
184334436, 10.50%, 12/01/20	Patch of Land	05/27/20	9,000	9,000	8,983
184334459, 10.50%, 03/01/21	Patch of Land	06/03/20	9,700	9,700	9,683
184334461, 10.50%, 04/01/21	Patch of Land	06/03/20	5,300	5,300	5,291
184334463, 10.50%, 12/01/20	Patch of Land	06/03/20	15,000	15,000	14,974
184334521, 10.25%, 12/01/20	Patch of Land	06/19/20	10,300	10,300	10,293
17391, 10.00%, 02/28/21	Sharestates	01/02/20	20,000	20,000	19,708
17392, 10.00%, 03/31/21	Sharestates	01/02/20	19,000	19,000	18,729
17404, 9.00%, 07/31/20	Sharestates	01/02/20	10,000	10,000	9,819
17405, 8.75%, 12/31/20	Sharestates	01/02/20	25,000	25,000	24,625
17406, 11.00%, 08/31/20	Sharestates	01/02/20	25,000	25,000	20,715
17407, 10.00%, 08/31/20	Sharestates	01/02/20	22,937	22,937	22,498
17408, 10.00%, 09/30/20	Sharestates	01/02/20	25,000	25,000	24,538
17409, 10.00%, 08/31/20	Sharestates	01/02/20	25,000	25,000	24,531
17462, 10.50%, 02/28/21	Sharestates	01/16/20	30,000	30,000	26,411
17463, 9.00%, 02/28/21	Sharestates	01/16/20	28,000	28,000	27,636
17539, 9.50%, 08/31/20	Sharestates	01/27/20	24,000	24,000	23,583
17540, 9.25%, 12/31/20	Sharestates	01/27/20	25,000	25,000	24,654
17920, 8.00%, 12/31/20	Sharestates	02/11/20	25,000	25,000	24,671
17921, 9.00%, 01/31/21	Sharestates	02/11/20	25,000	25,000	24,652
17922, 9.00%, 12/31/20	Sharestates	02/11/20	25,000	25,000	24,644
17923, 8.50%, 12/31/20	Sharestates	02/11/20	25,000	25,000	24,659
17924, 7.70%, 08/31/20	Sharestates	02/11/20	25,000	25,000	24,608
18046, 10.00%, 07/31/20	Sharestates	02/21/20	30,000	30,000	29,412
18070, 8.75%, 09/30/20	Sharestates	02/24/20	30,000	30,000	29,541
18161, 8.00%, 02/28/21	Sharestates	02/27/20	19,000	19,000	18,776
18705, 9.00%, 10/31/20	Sharestates	06/08/20	25,000	25,000	24,859
Total Bridge Loans				1,030,803	1,010,567

OTHER LOAN INVESTMENTS - 11.4%
Private Investment Fund - 11.4%
Invest in America Credit Fund 1, LLC,
11.50%, 02/14/22 (a)(c)	MoneyLion	02/14/20	250,000	250,000	250,000
Total Other Loan Investments				250,000	250,000

SHORT-TERM INVESTMENTS - 4.1%
Money Market Deposit Account - 4.1%
U.S. Bank N.A., 0.07% (d)			90,741	90,741	90,741
Total Short-Term Investments				90,741	90,741

Total Investments - 100.30%				2,252,067	2,195,664

Liabilities in Excess of Other Assets - (0.3)%					(6,040)

TOTAL NET ASSETS - 100.0%					$2,189,624

(a) Fair valued by a third party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the "Advisor") pursuant to policies approved by the Board of Trustees of the Fund.

(b) Short-term loans backed by real estate properties.
(c) Underlying holdings are comprised of consumer loans.
(d) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of June 30, 2020.

Portfolio Valuation

The Board has adopted Valuation Procedures pursuant to which the Fund values its investments (the “Valuation Procedures”) to ensure investments are valued in a manner consistent with U.S. GAAP as required by the 1940 Act. The Board has delegated to the Fund’s Valuation Committee (the “Valuation Committee”) the responsibility for implementing the Valuation Procedures.

It is anticipated that the vast majority of the Fund’s holdings will be in notes sourced through Marketplace Loans for which market quotations are not readily available. The Fund has engaged Duff & Phelps, LLC (“D&P”), an independent fair value pricing service provider, to provide the fair value of the Fund’s Marketplace Loan holdings (including Marketplace Receivables, if any), pursuant to D&P’s proprietary pricing procedures which utilize, among other inputs, a discounted cash flow approach that utilizes historical data received from the clients/platforms, as well as proprietary loan level (or receivable-level) models and roll rates and simulation-based FICO migration matrix and logit regression models based on historical data of similar investments in loan/borrower (or receivable/account debtor) characteristics, which estimate forecasted contractual cash flows for each loan or receivable for its remaining life, and which incorporate adjustments for risk factors (such as default and prepayment, as applicable). Yield is the par-yield derived and recalibrated to loan performance to-date.  The NAV of shares of the Fund is determined daily. The Fund has adopted a valuation policy which states that the unit of account is at the individual loan level and fair valuation will be performed using inputs which incorporate borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan. Investments in Private Investment Funds are stated and recorded at fair value, in accordance with U.S. GAAP using the NAV as reported by the management of each respective Private Investment Fund. FASB guidance provides for the use of NAV as a “practical expedient” for estimating fair value of alternative investments which (a) do not have a readily determinable fair value, and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. The Fund’s assets are priced at least as frequently as the Fund’s shares are offered.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following is a summary of inputs used to value the Fund’s securities as of June 30, 2020:

Investments at Value	Level 1	Level 2	Level 3	Practical Expedient	Total
Whole Loans
Consumer Loans	$—	$—	$844,356	$—	$844,356
Bridge Loans
Real Estate Loans	—	—	1,010,567	—	1,010,567
Other Loan Investments
Private Investment Fund(a)	—	—	—	250,000	250,000
Short-Term Investments
Money Market Deposit Account	90,741	—	—	—	90,741
Total	$90,741	$—	$1,854,923	$250,000	$2,195,664

(a) The Private Investment Fund has been valued using the practical expedient and has not been classified in the fair value hierarchy.

The following is a reconciliation of Level 3 investments for the period from December 31, 2019 (commencement of operations) to June 30, 2020:

	Consumer Loans	Real Estate Loans
Beginning Balance – December 31, 2019(b)	$—	$—
Acquisitions	1,013,727	1,170,745
Paydowns	(137,909)	(139,942)
Realized gains (losses), net	4,262	—
Change in unrealized appreciation/depreciation	(36,167)	(20,236)
Accretion of discounts	443	—
Ending Balance – June 30, 2020	$844,356	$1,010,567
Change in unrealized appreciation/deprecation on investments still held at June 30, 2020	$(36,167)	$(20,236)

(b) Commencement of operations

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 investments held as of June 30, 2020:

Type of Investment	Fair Value as of June 30, 2020	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Consumer Loans	$844,356	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Rate	1.43%-17.76% 3.03%-28.33%	7.82% 17.91%
Real Estate Loans	1,010,567	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Rate	6.56%-8.41% 19.89%-46.87%	7.50% 33.08%
Total	$1,854,923

The following table presents additional information for investments measured using the NAV practical expedient:

Private Investment Fund	Fair Value at June 30, 2020	Unfunded Commitments	Redemption Frequency	Redemption Notice Record
Consumer Loans	$250,000	—	Biannual	30